AXA PREMIER VIP TRUST – MULTIMANAGER SMALL CAP VALUE PORTFOLIO

SUPPLEMENT DATED MARCH 14, 2014 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2013, as supplemented, of the Multimanager Small Cap Value Portfolio of the AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a sub-adviser change for the Multimanager Small Cap Value Portfolio (the “Portfolio”).

*****

The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2013, as supplemented May 1, 2013, May 23, 2013, May 30, 2013, June 20, 2013, August 2, 2013, August 14, 2013, November 1, 2013, December 30, 2013, January 31, 2014, February 21, 2014, February 28, 2014, and March 14, 2014 and Statement of Additional Information (“SAI”), dated May 1, 2013, as supplemented October 7, 2013, October 18, 2013, November 1, 2013, December 17, 2013, December 30, 2013, February 28, 2014, and March 14, 2014 and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2012, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

*****

Effective on or about March 17, 2014, Franklin Advisory Services, LLC (“Franklin Advisory”) will no longer serve as a sub-adviser to an allocated portion of the Portfolio. BlackRock Investment Management, LLC, Horizon Asset Management LLC, and Pacific Global Investment Management Company remain as sub-advisers to the Portfolio. Accordingly, all references to Franklin Advisory in the Summary Prospectus are hereby deleted as of the effective date.